Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income attributable to HUYA Inc.	¥ 583,499	$ 91,565	¥ 884,158	¥ 468,173
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	49,875	7,826	58,440	45,455
Amortization of acquired intangible assets	39,239	6,157	44,362	17,080
Amortization of right-of-use assets	35,901	5,634	28,376	25,229
Allowance for (reversal of) expected credit losses	(2,360)	(370)	517	0
Gain on disposal of property and equipment and other long-term assets	(1,504)	(236)	(648)	(1,621)
Share-based compensation	289,705	45,460	408,208	281,744
Share of loss (income) in equity method investments, net of income taxes	(379,207)	(59,506)	(28,414)	2,775
Other non-cash income			(1,013)	(10,119)
Deferred income tax (benefits) expenses	32,125	5,041	18,608	(14,871)
Gain on fair value changes of investments	(44,161)	(6,930)	(2,160)
Short-term investments income	(16,331)	(2,563)	(6,539)	(21,497)
Foreign currency exchange (gains) losses, net	1,480	232	(2,056)	(1,157)
Changes in operating assets and liabilities:
Accounts receivable	(16,059)	(2,520)	(13,058)	(17,909)
Prepayments and other assets	(245,555)	(38,533)	(59,336)	(115,353)
Amounts due from related parties	(83,847)	(13,157)	(12,121)	186,903
Accounts payable	3,839	602	4,288	90
Amounts due to related parties	120,675	18,937	16,421	44,359
Advances from customers and deferred revenue	(85,538)	(13,423)	(346,857)	446,364
Lease liabilities	(38,924)	(6,108)	(28,623)	(23,536)
Accrued liabilities and other current liabilities	138,111	21,673	246,511	607,254
Income tax payable	(53,510)	(8,397)	30,810	26,051
Net cash provided by operating activities	327,453	51,384	1,239,874	1,945,414
Cash flows from investing activities
Placements of short-term deposits	(7,050,721)	(1,106,412)	(7,903,107)	(7,166,676)
Maturities of short-term deposits	4,595,849	721,189	8,387,957	5,553,758
Placements of short-term investments	(1,950,000)	(305,998)	(2,200,000)	(3,706,780)
Maturities of short-term investments	2,350,000	368,766	3,208,602	1,808,908
Purchase of property and equipment	(39,483)	(6,196)	(54,410)	(61,210)
Purchase of intangible assets	(58,583)	(9,193)	(63,581)	(10,186)
Prepayment for purchase of land use right			(310,220)
Cash paid for long-term investments	(284,118)	(44,584)	(101,964)	(92,944)
Cash received from an investee due to withdrawal of investment			2,000
Cash received from an investee for its partial disposal of an investment			38,532
Cash received from a disposal of an investment	554,889	87,074		0
Proceeds from disposal of property and equipment	1,847	290	971	159
Loan to a third party			0	(10,000)
Net cash (used in)/provided by investing activities	(1,880,320)	(295,064)	1,004,780	(3,684,971)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares upon follow-on public offering				2,110,715
Proceeds from exercise of vested share options	10,723	1,683	265,294	22,936
Net cash provided by financing activities	10,723	1,683	265,294	2,133,651
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,542,144)	(241,997)	2,509,948	394,094
Cash and cash equivalents and restricted cash at the beginning of the year	3,458,462	542,708	1,114,585	709,019
Effect of exchange rate changes on cash and cash equivalents and restricted cash	69,864	(10,962)	(166,071)	11,472
Cash and cash equivalents and restricted cash at the end of the year	1,846,454	289,749	3,458,462	1,114,585
Supplemental disclosure of cash flows information:
- Income tax paid	96,096	15,080	185,888	84,898
- Acquisition of property and equipment in form of accounts payable and amounts due to a related party	¥ 4,301	$ 675	¥ 5,645	3,574
- Non-cash transaction for acquiring an equity investment				¥ 1,500